Leases - Summary of gross investment and present value of minimum lease payment of finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	₩ 2,283,180	₩ 2,198,221
Unrealized interest income	251,717	155,444
Present value of minimum lease payment	2,031,463	2,042,777
Less than 1 year [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	655,270	898,235
Unrealized interest income	116,496	95,269
Present value of minimum lease payment	538,774	802,966
1~2 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	580,993	458,736
Unrealized interest income	75,359	28,398
Present value of minimum lease payment	505,634	430,338
2~3 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	520,285	359,893
Unrealized interest income	36,203	19,220
Present value of minimum lease payment	484,082	340,673
3~4 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	305,670	324,331
Unrealized interest income	13,301	6,155
Present value of minimum lease payment	292,369	318,176
4~5 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	217,104	155,615
Unrealized interest income	10,347	6,399
Present value of minimum lease payment	206,757	149,216
Later than 5 years [member]
Gross investment and present value of minimum lease payment of finance lease [Line Items]
Gross investment	3,858	1,411
Unrealized interest income	11	3
Present value of minimum lease payment	₩ 3,847	₩ 1,408